Landfill Closure and Post-Closure Costs (Rates) (Details)	Dec. 31, 2013	Dec. 31, 2012
Canada | Minimum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.60%	4.60%
Canada | Maximum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	9.50%	9.50%
UNITED STATES | Minimum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.50%	4.50%
UNITED STATES | Maximum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	7.20%	7.20%